Share-based payments (Details) - Option Share in Thousands	6 Months Ended
Jun. 30, 2022 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Total options exercisable into shares
No. of ordinary shares	3,805
CEO and Chairman | March 15, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to CEO and Chairman on March 15, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	850
Vesting Conditions	12 quarterly tranches
Contractual duration of the instrument (years)	4 years
Employees of the company and subsidiaries | March 24, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company and subsidiaries on March 24, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	775
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Employees | June 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company on June 10, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	2,180
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years